SCHEDULE OF WARRANTS OUTSTANDING (Details)			9 Months Ended	12 Months Ended
	Aug. 08, 2023 shares	Apr. 27, 2023 shares	Sep. 30, 2023 shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares
IfrsStatementLineItems [Line Items]
Granted	27,819	43,847
Exercised			642,500	612,500
Warrant reserve [member]
IfrsStatementLineItems [Line Items]
Beginning Balance outstanding at January 1, 2022			400,000	400,000
Weighted average exercise price outstanding at January 1, 2022 | $ / shares				$ 1.30
Granted					400,000
Weighted average exercise price granted | $ / shares					$ 1.30
Exercised
Weighted average exercise price exercised | $ / shares
Expired
Weighted average exercise price Expired | $ / shares
Ending Balance outstanding at December 31, 2022				400,000	400,000
Weighted average exercise price ending outstanding at December 31, 2022 | $ / shares					$ 1.30